S000048335 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.58%
Performance Inception Date			Apr. 27, 2015
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.70%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Large Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.42%	11.27%	10.35%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Large Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.15%	9.57%	9.19%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Large Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.92%	8.74%	8.25%
Performance Inception Date			Apr. 27, 2015